Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,062,603	$ 68,747,376	$ 3,806,554	$ 64,414,511		$ 76,506,447	$ 39,989,781
Customers	6,582,817	111,394,431		107,117,145
Sundry debtors		35,253,635		40,074,758
Investments in joint ventures and associates	109,609	1,854,803		2,043,966
Other assets		40,887,127		45,040,403
Financial liabilities measured at fair value				(22,242,056)
Suppliers	(21,767,276)	(368,345,849)		(282,245,250)
Accounts and accrued expenses payable	$ (4,943,078)	(83,646,764)		(81,808,426)
Leases		(41,848,333)		(51,131,575)		$ (59,351,649)
Debt		(1,577,509,797)		(1,853,421,785)	$ (1,984,689)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(36,494,962)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,926,384		12,755,568
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		552,355		370,317
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		62,731,992		108,062,414
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		10,478,739		13,125,885
Cash and cash equivalents		68,747,376		64,414,511
Customers		111,394,431		107,117,145
Officials and employees		5,633,492		4,965,645
Sundry debtors		35,253,635		40,074,758
Investments in joint ventures and associates		1,854,803		2,043,966
Notes receivable		1,179,706		1,334,126
Other assets		6,109,398		4,602,021
Financial assets not measured at fair value		294,305,259		334,731,689
Financial liabilities measured at fair value		(36,494,962)		(22,242,056)
Suppliers		(368,345,849)		(282,245,250)
Accounts and accrued expenses payable		(83,646,764)		(81,808,426)
Leases		(41,848,333)		(51,131,575)
Debt		(1,794,470,357)		(2,091,463,996)
Total		(2,288,311,303)		(2,506,649,247)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers		(368,345,849)		(282,245,250)
Accounts and accrued expenses payable		(83,646,764)		(81,808,426)
Leases		(41,848,333)		(51,131,575)
Debt		(1,794,470,357)		(2,091,463,996)
Total		(2,288,311,303)		(2,506,649,247)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(36,494,962)		(22,242,056)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,926,384		12,755,568
Financial liabilities measured at fair value		(36,494,962)		(22,242,056)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(36,494,962)		(22,242,056)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		552,355		370,317
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		68,747,376		64,414,511
Customers		111,394,431		107,117,145
Officials and employees		5,633,492		4,965,645
Sundry debtors		35,253,635		40,074,758
Investments in joint ventures and associates		1,854,803		2,043,966
Notes receivable		1,179,706		1,334,126
Other assets		6,109,398		4,602,021
Financial assets not measured at fair value		294,305,259		334,731,689
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,926,384		12,755,568
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,926,384		12,755,568
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		552,355		370,317
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		552,355		370,317
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		64,132,418		110,179,517
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		64,132,418		110,179,517
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		62,731,992		108,062,414
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt		(1,577,509,797)		(1,853,421,785)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(36,494,962)		(22,242,056)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,926,384		12,755,568
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		$ 552,355		$ 370,317